Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Net Income or Loss and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
	December 31, 2025	December 31, 2024
Investments held in Trust Account	$262,235,740	$251,756,198
Cash	$703,596	$2,107,309
	For The Year Ended December 31, 2025	For The Period From June 24, 2024 (Inception) Through December 31, 2024
General and administrative expenses	$3,857,197	$251,144
Interest earned on investments held in Trust Account	$10,479,542	$1,756,198